FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Short-term Debt (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CAD ($)	Dec. 18, 2018 USD ($)	Dec. 18, 2018 CAD ($)	Aug. 10, 2018 USD ($)	Aug. 10, 2018 EUR (€)	Jan. 16, 2018 USD ($)	Jan. 16, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 1,968	$ 1,735
Current portion of long-term debt	1,130	976
Lease obligations	69	74
Total	3,167	$ 2,785
Borrowings	$ 12,483
Weighted average
Disclosure of detailed information about borrowings [line items]
Short-term borrowings interest rate	1.30%	3.10%
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 900
Bilateral Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 466	€ 400,000,000
Credit Facility due April 30, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 344	€ 300,000,000
Short-term bank loan due various dates 2019 and 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	216			$ 295,000,000
Notional amount					$ 214	$ 292,000,000
Commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 1,295	$ 1,125
Amount of potential borrowings | €			€ 1,500,000,000